Finance income and costs - Summary of Finance Income and Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
Fair value movements on derivative liabilities (Note 24)	€ 71	€ 53	€ 49
Fair value movements on Exchangeable Notes (Note 24)	159	117	0
Interest income	47	11	17
Other financial income	13	6	8
Foreign exchange gains	131	59	20
Total	421	246	94
Finance costs
Fair value movements on derivative liabilities (Note 24)	0	(5)	(307)
Fair value movements on Exchangeable Notes (Note 24)	(15)	(5)	0
Interest expense on lease liabilities	(41)	(40)	(41)
Interest, bank fees and other costs	(17)	(11)	(13)
Transaction costs in relation to issuance of Exchangeable Notes	0	(18)	0
Foreign exchange losses	(59)	(12)	(149)
Total	€ (132)	€ (91)	€ (510)